Note 14 - Related Party Transactions - Subsidiary Ownership (Details)	12 Months Ended
Dec. 31, 2020
Minera Los Lagartos, S.A. de C.V. [member] | MEXICO
Statement Line Items [Line Items]
MAG's effective interest	100.00%